Condensed Parent Company Financial Information - Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 5,240	$ 4,547	$ 3,687
Adjustments to reconcile net income to cash provided by operations:
Other assets and liabilities	339	831	415
Net cash provided by operating activities	6,949	7,064	5,774
Cash flows from investing activities:
Purchase of investment securities	(55,693)	(82,382)	(95,542)
Net cash provided by (used in) investing activities	(39,282)	(52,931)	13,138
Cash flows from financing activities:
Cash dividends paid	(1,970)	(1,969)	(1,969)
Cash received from exercise of stock options	8	5
Net cash provided by financing activities	8,054	30,487	14,986
Increase (decrease) in cash	(24,279)	(15,380)	33,898
Parent Company [Member]
Cash flows from operating activities:
Net income	5,240	4,547	3,687
Adjustments to reconcile net income to cash provided by operations:
Equity earnings in subsidiary, net of dividends	(3,073)	(2,779)	(1,607)
Other assets and liabilities	42	49	48
Net cash provided by operating activities	2,209	1,817	2,128
Cash flows from investing activities:
Purchase of investment securities	(37)
Net cash provided by (used in) investing activities	(37)
Cash flows from financing activities:
Cash dividends paid	(1,970)	(1,969)	(1,969)
Cash received from exercise of stock options	8	5
Net cash provided by financing activities	(1,962)	(1,964)	(1,969)
Increase (decrease) in cash	210	(147)	159
Cash at beginning of year	388	535	376
Cash at end of year	$ 598	$ 388	$ 535